Related Party Transactions (Details) - Schedule of Receivables and Liabilities to Shareholders - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables		€ 2,897	€ 308
Payables		16,012	2,372
Transactions with shareholders [Member]
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables	[1]	96	96
Payables	[1]	13,993	216
Transactions with affiliated companies [Member]
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables	[1]	2,039	212
Payables	[1]	1,974	2,144
Transactions with associated companies [Member]
Schedule of Receivables and Liabilities to Shareholders [Line Items]
Receivables		762
Payables		€ 45	€ 12

[1]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders.